Property and Equipment, net (Details) - Schedule of property and equipment net - Property and Equipment [Member] - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Total	$ 2,887,886	$ 4,121,058
Less: Accumulated depreciation	(682,802)	(641,136)
Property and equipment, net	2,205,084	3,479,922
Land [Member]
Property, Plant and Equipment [Line Items]
Total	721,462	1,007,273
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	1,129,961	2,131,945
Machinery & equipment [Member]
Property, Plant and Equipment [Line Items]
Total	92,654	84,542
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	153,851	127,997
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	91,958	71,301
Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 698,000	$ 698,000